COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset disposal accrual [Member]
Operating Leased Assets [Line Items]
Accrued balance as of January 1, 2022	$ 1,963	$ 2,250
Expenses accrued	0	0
Accruals related to assets	(1,741)	521
Cash payments	(222)	(808)
Accrued balance as of December 31, 2022	0	1,963
Other Restructuring costs accrual [Member]
Operating Leased Assets [Line Items]
Accrued balance as of January 1, 2022	7,635	0
Expenses accrued	19,662	10,684
Accruals related to assets	(7,318)	2,654
Cash payments	(17,852)	(5,703)
Accrued balance as of December 31, 2022	$ 2,127	$ 7,635